Investment Securities (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Bonds	Dec. 31, 2011	Sep. 30, 2012
Schedule of Available-for-sale Securities [Line Items]
Investment securities with carrying value	$ 317.1	$ 317.1	$ 316.8
Percentage of investment securities holdings of any one issuer greater than of stockholder's equity			10.00%
Fair value of bonds owned	0	0		2.6
Percentage of sales tax attributable to purchase of landfill by third party		37.50%
Number of bonds owned		3
Impairment charge to reduce the carrying value	2.6
Government National Mortgage Association [Member]
Schedule of Available-for-sale Securities [Line Items]
Investment securities carrying full faith credit guaranty			$ 45.6
Investment securities carrying full faith credit guaranty, percentage			10.70%